Life insurance sensitivity analysis - Schedule of Accounting Estimates and Judgements (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Allowance for illiquid premia (in basis points)	1.00%
Credit default spreads (in basis points)	0.25%
Percentage reduction in rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Maintenance and investment expenses expected rate (in percent)	90.00%
Long Duration Contracts Assumptions By Product And Guarantee Lapse Rate	90.00%
Percentage reduction in rate | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Actuarial assumption of mortality rates (in percent)	0.95
Percentage reduction in rate | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Percentage reduction in rate | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.01
Percentage reduction in rate | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Percentage reduction in rate | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Percentage increase in rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Maintenance and investment expenses expected rate (in percent)	110.00%
Long Duration Contracts Assumptions By Product And Guarantee Lapse Rate	110.00%
Percentage increase in rate | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Actuarial assumption of mortality rates (in percent)	1.05
Percentage increase in rate | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Percentage increase in rate | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.01
Percentage increase in rate | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.0025
Percentage increase in rate | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Percentage increase in rate | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Reduction in profit before tax | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	£ 70	£ 85
Reduction in profit before tax | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	29	28
Reduction in profit before tax | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	393	357
Reduction in profit before tax | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	63	54
Reduction in profit before tax | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(11)	(2)
Reduction in equity | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	52	69
Reduction in equity | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	21	23
Reduction in equity | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	294	289
Reduction in equity | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	47	44
Reduction in equity | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(8)	(2)
Increase in profit before tax | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(75)	(101)
Increase in profit before tax | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(29)	(28)
Increase in profit before tax | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(333)	(317)
Increase in profit before tax | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(316)	(276)
Increase in profit before tax | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(63)	(54)
Increase in profit before tax | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	8	1
Increase in equity | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(56)	(82)
Increase in equity | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(21)	(23)
Increase in equity | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(250)	(256)
Increase in equity | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(237)	(224)
Increase in equity | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(47)	(44)
Increase in equity | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	£ 6	£ 1